BUSINESS SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 customers segments	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information
Number of reportable segments	5
Number of customers accounting for more than 10% of consolidated sales	0
Net sales	$ 6,504.6	$ 4,418.2	$ 3,858.4
Income (Loss) from Operations	81.2	(73.8)	(401.7)
Depreciation and Amortization	126.6	104.8	93.4
Capital Expenditures	79.1	55.0	50.4
Identifiable Assets	7,063.4	5,516.4
Long-lived Assets	835.5	573.5
United States
Segment Reporting Information
Net sales	1,858.3	1,191.8	1,008.3
Long-lived Assets	184.5	167.1
United Kingdom
Segment Reporting Information
Net sales	288.6	203.6	246.9
Long-lived Assets	36.7	38.8
Germany
Segment Reporting Information
Net sales	582.5	313.3	337.4
Long-lived Assets	313.3	127.4
Other European Countries
Segment Reporting Information
Net sales	1,320.3	891.3	937.8
Long-lived Assets	124.2	114.4
All other
Segment Reporting Information
Net sales	2,454.9	1,818.2	1,328.0
Long-lived Assets	176.8	125.8
Aerial Work Platforms
Segment Reporting Information
Net sales	1,750.0	1,076.3	845.3
Income (Loss) from Operations	86.3	2.8	(154.7)
Depreciation and Amortization	17.7	18.1	17.9
Capital Expenditures	14.9	19.4	6.8
Identifiable Assets	1,039.5	837.2
Construction
Segment Reporting Information
Net sales	1,505.6	1,081.2	832.9
Income (Loss) from Operations	(18.4)	(52.0)	(243.4)
Depreciation and Amortization	25.5	28.4	29.6
Capital Expenditures	17.5	9.7	5.5
Identifiable Assets	1,232.3	1,186.8
Cranes
Segment Reporting Information
Net sales	1,543.0	1,419.2	1,739.1
Income (Loss) from Operations	25.7	54.6	112.4
Depreciation and Amortization	26.9	22.9	21.8
Capital Expenditures	13.2	12.4	10.4
Identifiable Assets	1,517.4	1,577.8
Material Handling & Port Solutions [Member]
Segment Reporting Information
Net sales	1,077.3	364.4	152.6
Income (Loss) from Operations	(64.7)	(21.1)	(8.8)
Depreciation and Amortization	35.8	15.0	7.2
Capital Expenditures	17.0	1.1	0.5
Identifiable Assets	2,890.2	723.2
Materials Processing
Segment Reporting Information
Net sales	682.8	533.1	353.6
Income (Loss) from Operations	59.5	24.5	(49.3)
Depreciation and Amortization	5.8	5.7	5.7
Capital Expenditures	2.6	2.6	7.2
Identifiable Assets	928.7	913.2
Eliminations/Corporate
Segment Reporting Information
Net sales	(54.1)	(56.0)	(65.1)
Income (Loss) from Operations	(7.2)	(82.6)	(57.9)
Depreciation and Amortization	14.9	14.7	11.2
Capital Expenditures	13.9	9.8	20.0
Identifiable Assets	$ (544.7)	$ 278.2